Share Capital and Equity Compensation	9 Months Ended
Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Capital and Equity Compensation
12.
SHARE CAPITAL AND EQUITY COMPENSATION

Share Capital

Equity Financing

On April 22, 2024, the Company completed an underwritten public offering (the “Offering”) of 55 million common shares (the “Common Shares”) at a price of $5.00 per Common Share (the “Issue Price”) for aggregate gross proceeds to the Company of $275 million or net proceeds of approximately $262 million. The Company intends to use the net proceeds from the Offering to advance construction and development of Thacker Pass.

Authorized and Issued

The Company's authorized share capital is comprised of an unlimited number of common shares without par value.

At September 30, 2024, 218,294 (December 31, 2023 - 161,778) common shares were issued and outstanding.

Equity Incentive Plan

In connection with the completion of the Separation, the Company adopted an equity incentive plan (the “Equity Incentive Plan”). The Equity Incentive Plan provides for the grant to eligible directors and employees of incentive stock options exercisable to purchase common shares, Company RSUs that convert automatically into common shares and Company PSUs that are subject to performance conditions and/or multipliers and designated as such in accordance with the Equity Incentive Plan that are settled for common shares. The Equity Incentive Plan also provides for the grant to eligible directors of Company DSUs which the directors are entitled to redeem for common shares following retirement or termination from the Board. The Company RSUs may vest immediately or one-third per year on each of the grant anniversary dates over a period of up to three years and Company PSUs generally vest after three years.

In connection with the Arrangement, holders of all awarded DSUs, RSUs and PSUs of Old LAC previously held (collectively, the “Old LAC Units”) received, in lieu of such outstanding Old LAC Units, equivalent incentive securities of the Company and of Lithium Argentina. On October 3, 2023, the Company had 160,048 common shares issued and outstanding, and 225 DSUs, 2,171 RSUs and 1,037 PSUs were issued in connection with the Arrangement.

Restricted Share Units

Pursuant to the Arrangement, the holders of the Old LAC RSUs exchanged each Old LAC RSU for one New LAC RSU and 0.87 of a new Lithium Argentina RSU. New LAC RSUs issued to holders of Old LAC RSU who serve as a director, employee or consultant of Lithium Argentina rather than New LAC upon the Separation vested immediately on closing of the Separation, while RSUs issued to those who serve New LAC are subject to the vesting conditions of the original Old LAC awards.

During the nine months ended September 30, 2024, the Company granted 1,936 RSUs to its employees and consultants. The total estimated fair value of the RSUs was $9,337 (2023 - $3,204) based on the market value of the Company’s shares on the grant date. As at September 30, 2024, there was $6,009 (2023 - $2,346) of total unamortized compensation cost relating to unvested RSUs.

12.
SHARE CAPITAL AND EQUITY COMPENSATION (continued)

During the nine months ended September 30, 2024, stock-based compensation expense related to RSUs of $2,819 was charged to operating expenses (2023 - $70) and $1,851 was capitalized to Thacker Pass project (2023 - $951). In Q1 2024, 642 RSUs were issued for settlement of the 2023 annual bonuses which were accrued at December 31, 2023.

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs
RSUs issued on Separation	2,171
Converted into shares	(1,191)
Granted	670
Balance, RSUs outstanding as at December 31, 2023	1,650
Converted into common shares	(1,138)
Granted	1,936
Cancelled	(39)
Balance, RSUs outstanding as at September 30, 2024	2,409

Deferred Share Units

During the nine months ended September 30, 2024, the Company granted 99 DSUs to its directors. The total estimated fair value of the DSUs was $435.

A summary of changes to the number of outstanding DSUs is as follows:

Number of DSUs
DSUs issued on Separation	225
Converted into common shares	(130)
Balance, DSUs outstanding as at December 31, 2023	95
Granted	99
Balance, DSUs outstanding as at September 30, 2024	194

Performance Share Units

During the nine months ended September 30, 2024, the Company granted 442 PSUs to its employees. The total estimated fair value of the PSUs was $2,793 (2023 - $621) based on the fair value of the Company’s shares on the grant date. As at September 30, 2024, there was $3,723 (2023 – $558) of unamortized compensation costs relating to unvested PSUs. During the nine months ended September 30, 2024, stock- based compensation expense related to PSUs of $1,065 was charged to operating expenses (2023 - $27) and $179 was capitalized to Thacker Pass project (2023 - $156).

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs
PSUs issued on Separation	1,037
Converted into common shares	(409)
Balance, PSUs outstanding as at December 31, 2023	628
Granted	442
Converted into common shares	(377)
Balance, PSUs outstanding as at September 30, 2024	693